Property, Equipment and Software	12 Months Ended
Dec. 31, 2016
Property, Equipment and Software
Property, Equipment and Software

7.Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31, 2015	December 31, 2016
	RMB	RMB
Building and decoration	666,685	1,207,607
Leasehold improvements	24,691	39,880
Furniture, fixtures and office equipment	68,984	104,779
Vehicles	40,997	52,396
Servers and computers	1,268,028	1,700,463
Software	49,633	54,273
Construction in progress	1,091,443	663,374

	3,210,461	3,822,772

Less: accumulated depreciation	(1,118,415)	(1,403,262)

Net book value	2,092,046	2,419,510

Depreciation expense was RMB172.4 million, RMB178.9million and RMB312.9 million for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2015 and 2016, the construction in progress balance mainly represented a prepayment of RMB1,075.0 million and RMB642.4 million, respectively, for the construction of office buildings in Hangzhou, Zhoushan, Guangzhou and Ningbo. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.